Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$30,672	$11,422	$11,338	$11,566	$11,796	$179,412	$256,206
Gas supply and service agreements (ii)	83,083	60,699	49,217	46,406	41,538	135,926	416,869
Service agreements	47,950	40,456	41,554	45,611	47,005	293,436	516,012
Capital projects	104,809	114,806	—	—	—	—	219,615
Land easements	6,603	6,673	6,744	6,835	6,918	200,891	234,664
Total	$273,117	$234,056	$108,853	$110,418	$107,257	$809,665	$1,643,366

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2019. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.